UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	November 5, 1999

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$491,832


List of Other Included Managers:

No.	13F File Number	Name

None















         FORM 13F INFORMATION TABLE











VALUE
SHARES/
SH/      PUT/    INVSTMT


OTHER
           VOTING AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN


MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
11699
318905
SH

SOLE

318905
0
0
AK Steel Holding Corp.
Common
001547908
22921
1255950
SH

SOLE

1255950
0
0
Alleghany Corp. Del
Common
017175100
11162
63065
SH

SOLE

63065
0
0
Allied Signal Inc.
Common
019512102
14417
240535
SH

SOLE

240535
0
0
American Home Products Corp.
Common
026609107
15124
364442
SH

SOLE

364442
0
0
American Intl. Group Inc.
Common
026874107
4195
48257
SH

SOLE

48257
0
0
Anheuser Busch Companies Inc.
Common
035229103
504
7200
SH

SOLE

7200
0
0
Associates First CAP
Class A
046008108
985
27360
SH

SOLE

27360
0
0
AT&T Corp.
Common
001957109
15451
355203
SH

SOLE

355203
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
12208
327204
SH

SOLE

327204
0
0
Automatic Data Process
Common
053015103
1329
29772
SH

SOLE

29772
0
0
BP Amoco PLC
Sponsored ADR
055622104
307
2766
SH

SOLE

2766
0
0
Bank of New York
Common
064057102
1652
49400
SH

SOLE

49400
0
0
BankAmerica Corp.
Common
066050105
739
13276
SH

SOLE

13276
0
0
Bell Atlantic Corporation
Common
077853109
862
12812
SH

SOLE

12812
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
715
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
12669
6826
SH

SOLE

6826
0
0
Bristol Myers Squibb Co.
Common
110122108
4097
60700
SH

SOLE

60700
0
0
CBS Inc.
Common
12490K107
14331
309869
SH

SOLE

309869
0
0
Caterpillar Inc.
Common
149123101
219
4000
SH

SOLE

4000
0
0
Chase Manhattan Bank
Common
16161A108
22986
304961
SH

SOLE

304961
0
0
Chevron Corp.
Common
166751107
497
5600
SH

SOLE

5600
0
0
Cigna Corp.
Common
125509109
608
7815
SH

SOLE

7815
0
0
Citigroup, Inc.
Common
172967101
16444
373723
SH

SOLE

373723
0
0
Colgate Palmolive Co.
Common
194162103
3294
71990
SH

SOLE

71990
0
0
Comcast Corp.
Class A Spl.
200300200
18613
466787
SH

SOLE

466787
0
0
Conoco Inc.
Class B
208251405
590
21556
SH

SOLE

21556
0
0
Cordant Technologies Inc.
Common
218412104
5891
193545
SH

SOLE

193545
0
0
Dana Corp.
Common
235811106
460
12400
SH

SOLE

12400
0
0
Devon Energy Corp.
Common
251799102
1260
30400
SH

SOLE

30400
0
0
Dupont De Nemours & Co.
Common
263534109
639
10555
SH

SOLE

10555
0
0
EMC Corporation Mass.
Common
268648102
258
3608
SH

SOLE

3608
0
0
Eastman Kodak Co.
Common
277461109
3346
44240
SH

SOLE

44240
0
0
Electronic Data Systems New
Common
285661104
719
13590
SH

SOLE

13590
0
0
Emerson Electric Co.
Common
291011104
4073
64461
SH

SOLE

64461
0
0
Exxon Corporation
Common
302290101
965
12696
SH

SOLE

12696
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
13534
260261
SH

SOLE

260261
0
0
Federal National Ntg. Assn.
Common
313586109
8980
143255
SH

SOLE

143255
0
0
First Data Corp.
Common
319963104
14137
322215
SH

SOLE

322215
0
0
Fleet Financial Group
Common
338915101
388
10600
SH

SOLE

10600
0
0
Ford Motor Co.
Common
345370100
647
12869
SH

SOLE

12869
0
0
GTE Corp.
Common
326320103
1807
23507
SH

SOLE

23507
0
0
Gannett Inc.
Common
364730101
16514
238685
SH

SOLE

238685
0
0
General Electric
Common
369604103
15153
127803
SH

SOLE

127803
0
0
General Motors Corp.
Common
370442105
9432
149868
SH

SOLE

149868
0
0
Goldman Sachs Group Inc.
Common
38141G104
702
11500
SH

SOLE

11500
0
0
Gtech Holdings
Common
400518106
1522
71010
SH

SOLE

71010
0
0
Halliburton Co.
Common
406216101
1025
25000
SH

SOLE

25000
0
0
Harman International Industries Inc.
Common
413086109
9733
231395
SH

SOLE

231395
0
0
Hewlett Packard Inc.
Common
428236103
1454
16020
SH

SOLE

16020
0
0
Home Depot Inc.
Common
437076102
670
9766
SH

SOLE

9766
0
0
INSO Corp.
Common
457674109
160
20000
SH

SOLE

20000
0
0
Infinity Broadcasting Corp.
Class A New
45662S102
2002
68290
SH

SOLE

68290
0
0
Intel Corp.
Common
458140100
250
3368
SH

SOLE

3368
0
0
International Business Machines
Common
459200101
17894
147886
SH

SOLE

147886
0
0
Johnson & Johnson
Common
478160104
2247
24459
SH

SOLE

24459
0
0
Jones Apparel Group Inc.
Common
480074103
12546
436380
SH

SOLE

436380
0
0
Lilly Eli & Co.
Common
532457108
539
8400
SH

SOLE

8400
0
0
Lucent Technologies Inc.
Common
549463107
573
8826
SH

SOLE

8826
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
2812
58890
SH

SOLE

58890
0
0
Marriot International Inc.
Class A
571900109
1875
57360
SH

SOLE

57360
0
0
MediaOne Group, Inc.
Common
58440J104
2473
36205
SH

SOLE

36205
0
0
Merck & Co., Inc.
Common
589331107
1201
18530
SH

SOLE

18530
0
0
Microsoft Corp.
Common
594918104
364
4020
SH

SOLE

4020
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
267
2800
SH

SOLE

2800
0
0
Nabors Industries Inc.
Common
629568106
500
20000
SH

SOLE

20000
0
0
National Techteam Inc.
Common
638108100
185
40000
SH

SOLE

40000
0
0
New England Community Bancorp Inc.
Class A
643890106
260
10000
SH

SOLE

10000
0
0
PMI Group Inc.
Common
69344M101
2913
71265
SH

SOLE

71265
0
0
Payless ShoeSource Inc.
Common
704379106
12255
242680
SH

SOLE

242680
0
0
Pepsico Inc.
Common
713448108
11324
371276
SH

SOLE

371276
0
0
Pfizer Inc.
Common
717081103
3121
87010
SH

SOLE

87010
0
0
PrimeEnergy Corp.
Common
74158E108
123
25000
SH

SOLE

25000
0
0
Prizon Realty Trust Inc.
Common
74264N105
160
14875
SH

SOLE

14875
0
0
Proctor & Gamble Co.
Common
742718109
6215
66298
SH

SOLE

66298
0
0
Quadrex  Corp.
Common
747309102
13
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
446
7200
SH

SOLE

7200
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
1239
20980
SH

SOLE

20980
0
0
SBC Communications
Common
78387G103
615
12046
SH

SOLE

12046
0
0
SLM Holding Corp.
Common
78442A109
10025
233146
SH

SOLE

233146
0
0
Santa Fe Snyder Corp.
Common
80218K105
1043
115900
SH

SOLE

115900
0
0
Schering Plough Corp.
Common
806605101
4581
104998
SH

SOLE

104998
0
0
Schlumberger Ltd.
Common
806857108
1076
17265
SH

SOLE

17265
0
0
Sherwin Williams Co.
Common
824348106
2886
137860
SH

SOLE

137860
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1386
24050
SH

SOLE

24050
0
0
Sun Microsystems
Common
866810104
260
2800
SH

SOLE

2800
0
0
Texaco Inc.
Common
881694103
14690
232705
SH

SOLE

232705
0
0
Time Warner Inc.
Common
887315109
3474
57189
SH

SOLE

57189
0
0
Toys R Us Inc.
Common
892335100
165
11005
SH

SOLE

11005
0
0
U.S. Airways Group Inc.
Common
911905107
491
18700
SH

SOLE

18700
0
0
Ucar International Inc.
Common
90262K109
3290
144200
SH

SOLE

144200
0
0
Unilever N.V.
NY Shares
904784501
9822
144184
SH

SOLE

144184
0
0
The Walt Disney Company
Common
254687106
393
15109
SH

SOLE

15109
0
0
Waste Management, Inc. New
Common
94106K101
1738
90270
SH

SOLE

90270
0
0
Western Resources Inc.
Common
959425109
6289
294240
SH

SOLE

294240
0
0
XL Capital Ltd.
Class A
982551056
13243
294279
SH

SOLE

294279
0
0
Xerox Corp.
Common
984121103
7246
172780
SH

SOLE

172780
0
0
Blackrock Advantage Term Tr
Common
09247A101
125
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
513
38000
SH

SOLE

38000
0
0
Dreyfus Strategic Government Income
Common
261938104
427
52200
SH

SOLE

52200
0
0
Muniyield Insured Fund Inc.
Common
62630E107
752
57000
SH

SOLE

57000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
500
36000
SH

SOLE

36000
0
0
Nuveen Premium Income Municipal 4
Common
6706K4105
186
15000
SH

SOLE

15000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
433
30000
SH

SOLE

30000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
160
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
139
10000
SH

SOLE

10000
0
0